Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill
Goodwill

14. Goodwill

For the years ended December 31, 2021, 2022 and 2023, the changes in the carrying value of goodwill by segment are as follows:

	China		Other
	Mobility(i)	International(ii)	Initiatives	Total
	RMB	RMB	RMB	RMB
Balance as of January 1, 2021	46,283,879	2,746,589	93,704	49,124,172
Less: accumulated impairment loss	—	(2,492,826)	—	(2,492,826)
Foreign currency translation adjustments	—	(253,763)	—	(253,763)
Balance as of December 31, 2021	46,283,879	—	93,704	46,377,583
Balance as of December 31, 2022	46,283,879	—	93,704	46,377,583
Balance as of December 31, 2023	46,283,879	—	93,704	46,377,583
(i)	Considering similar economic characteristics shared among different components within China Mobility, the Group determined that China mobility is a single reporting unit in goodwill impairment analysis.

14. Goodwill (Continued)

Considering the adverse change in the operating and financial performance of China Mobility, the Group determined that a quantitative assessment was required at December 31, 2021. The Group compared the fair value to the carrying amount of China Mobility in the impairment test. The Group estimated the fair value by using the income approach, which considered a number of factors, including expected future cash flows and discount rate. Expected future cash flows are dependent on certain key assumptions including compound annual growth rate of revenue. These factors are subject to high degree of judgment and complexity. Based on the quantitative assessment results, the fair value of China Mobility exceeded its carrying amount by more than 30% as of December 31, 2021. In order to assess the impact of changes in certain significant inputs, the Group performed a sensitivity analysis decreasing the annual growth rate and increasing the discount rate by 1%. This analysis still resulted in the fair value of China Mobility exceeding its carrying amount by a sufficient amount. Therefore, the Group concluded that there was no impairment of goodwill as of December 31, 2021.

A sustained decrease in ADSs price quoted in OTC Pink was considered an indicator requiring an interim goodwill quantitative impairment test on the reporting unit of China Mobility as of September 30, 2022. The Group compared the fair value to the carrying amount of China Mobility in the impairment test. The Group estimated the fair value by using the income approach, which considered a number of factors, including expected future cash flows and discount rate. Expected future cash flows are dependent on certain key assumptions including compound annual growth rate of revenue and profit margins. Based on the quantitative assessment results, the fair value of China Mobility exceeded its carrying amount as of September 30, 2022. In order to assess the impact of changes in certain significant inputs, the Group performed a sensitivity analysis decreasing the annual growth rate and increasing the discount rate by 1%. This analysis still resulted in the fair value of China Mobility exceeding its carrying amount. Therefore, the Group concluded that there was no impairment of goodwill as of September 30, 2022.

The Group performed a qualitative impairment assessment for the goodwill in China Mobility at the year end of 2022 and concluded that there was no impairment for the goodwill as of December 31, 2022.

The Group performed qualitative impairment assessments for the goodwill in China Mobility and concluded that there was no impairment for the goodwill as of December 31, 2023.

(ii)

Due to the longer-term trajectory of COVID-19 pandemic and complex and volatile market environment in Brazil, the Group performed a quantitative analysis on 99 Taxis as of December 31, 2021. The Group estimated the fair value by using the income approach, which considered a number of factors, including expected future cash flows and discount rate. Expected future cash flows are dependent on certain key assumptions including compound annual growth rate of revenue. Based on the quantitative assessment results, the fair value of the reporting unit was below its carrying amount as of December 31, 2021. Therefore, the Group fully impaired goodwill and intangible assets with the amount of RMB2,501,100 and RMB288,221, respectively for the year ended December 31, 2021.